SEMIANNUAL REPORT
DECEMBER 31, 2001

Special Money Market Fund, Inc.

FUND TYPE
Money market

OBJECTIVE
High current income consistent with the preservation of principal and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Special Money Market Fund, Inc.     Money Market Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Special Money Market Fund, Inc. (the Fund) seeks high current income consistent with the preservation of principal and liquidity. The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government, its agencies, and major corporations and commercial banks of the United States and foreign countries. Maturities can range from one day to 13 months. There can be no assurance that the Fund will achieve its investment objective.

Money Fund Yield Comparison
(Line Graph)

Semiannual Report     December 31, 2001

Fund Facts     As of 12/31/01

                                     7-Day          Net Asset     Weighted Avg.     Net Assets
                                  Current Yld.     Value (NAV)     Mat. (WAM)       (Millions)
Special Money Market Fund, Inc.
Class A                              1.42%            $1.00          66 Days          $  2
Class B/C*                           1.55%            $1.00          66 Days          $250
Class Z*                             1.04%            $1.00          66 Days           N/A
iMoneyNet, Inc.
Taxable Prime Retail Avg.**          1.45%            $1.00          60 Days           N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

*Class B/C and Class Z shares are not subject to distribution and service (12b-1) fees.

**iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Taxable Prime Retail Average category as of December 31, 2001, the closest date to the end of our reporting period. Please note that Tuesday, January 1, 2002, was a holiday, therefore iMoneyNet, Inc. reported the seven-day current yield, NAV, and WAM on Monday, December 31.


Weighted Average Maturity Comparison
(Line Graph)

(Logo) Prudential Financial           February 7, 2002

DEAR SHAREHOLDER,
The Special Money Market Fund's Class B/C shares provided a higher-than-average yield throughout our six-month reporting period ended December 31, 2001. The Fund also maintained its $1.00 per share net asset value (NAV). The seven-day current yield for the Class B/C shares was 1.55% as of December 31, 2001 compared with 1.45% for the average comparable money fund tracked by iMoneyNet.

Our six-month reporting period was a noteworthy time for the money markets. As the Federal Reserve (the Fed) continued its most aggressive easing campaign in decades in order to reverse an economic downturn in the United States, the financial market grew increasingly volatile. The uncertain economic environment prompted many investors to seek the comparative safety provided by money market funds.
Thus by year-end, total assets in the nation's money market funds stood well above $2 trillion, according to industry data.

We discuss developments in the money markets and explain the Fund's investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your investment needs.

Sincerely,

David R. Odenath, Jr., President
Special Money Market Fund, Inc.

Special Money Market Fund, Inc.     Money Market Series

Semiannual Report     December 31, 2001

INVESTMENT ADVISER'S REPORT

FED EFFORTS TO AID ECONOMY PUSHED YIELDS LOWER
A sharp decline in money market yields shaped our investment strategy during our six-month reporting period that began July 1, 2001. Yields sank as the Fed continued its efforts to get the U.S. economy moving again by aggressively reducing short-term interest rates. The economy needed a helping hand since it had slid into a recession for the first time in a decade.

By the time our reporting period got under way, the Fed had already eased monetary policy six times from January through June 2001. These moves were followed by additional rate cuts in August, September, October, November, and December. The Fed eased monetary policy 11 times altogether, lowering short-term rates a total of 4.75 percentage points. In fact, short-term rates slid below 2% for the first time in 40 years.

In a falling-interest-rate environment, the most effective approach is to position a portfolio's weighted average maturity (WAM) longer than average. (WAM measures a portfolio's sensitivity to changes in the level of interest rates. It considers the maturity and quantity of each security held in a portfolio.) Maintaining a WAM that is longer than average helps a portfolio's yield remain higher for a longer period of time when money market yields decline.

We employed this strategy during our reporting period, except in those times when we, along with many other market participants, thought the central bank was becoming less aggressive in its campaign to lower rates. For example, after the Fed completed its seventh rate cut of the year in late August, we shortened the Fund's WAM because there were nascent signs that the economy was trying to stabilize. Then the September 11 terrorist attacks on the United States occurred, causing us to revise our outlook for monetary policy.

Special Money Market Fund, Inc.     Money Market Series

Semiannual Report     December 31, 2001

The Fed eased monetary policy on September 17 between its regularly scheduled meetings. It was clear to us that the central bank would continue cutting rates, if necessary, to counteract the negative effects of the terrorist attacks on the already weakened economy. We therefore dramatically lengthened the Fund's WAM in September by purchasing securities maturing in three months. We maintained the longer than average WAM during the autumn of 2001 by investing in attractively priced callable federal agency securities, which means the securities could be retired by the issuer ahead of their scheduled maturity dates.

In late November, however, we took profits on some of the callable federal agency securities and some of the Fund's six-month securities. We used proceeds to purchase securities maturing in two or three months. These transactions shortened the Fund's WAM until it was more in line with its peers. We took this approach because we believed the Fed was nearing the end of its efforts to push borrowing costs lower. If this proved to be true, money market yields would begin to climb in anticipation of an impending economic recovery that, in turn, would drive money market yields even higher. Thus, we did not want the Fund to be heavily invested in longer-term money market securities.
Instead, we favored two- or three-month securities whose proceeds could be invested in any higher-yielding securities that became available in early 2002.

LOOKING AHEAD
We believe the Fed's repeated short-term rate cuts will revive economic growth in the United States during 2002.
Meanwhile, the economy apparently remains in the doldrums and corporate credit quality remains under pressure. This state of affairs underscores the need to continue our conservative approach to corporate credit selection.

Special Money Market Fund Management Team

       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of December 31, 2001 (Unaudited)

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
Bank Notes  9.2%
              Bank of America N.A.
$     1,000   1.963%, 3/25/02(a)                                     $    1,000,215
              Firstar Bank N.A.
      6,400   6.25%, 12/1/02                                              6,626,092
              Fleet National Bank
      2,000   2.355%, 2/1/02                                              2,000,249
              National City Bank
     13,400   2.171%, 1/7/02(a)                                          13,410,658
                                                                     --------------
                                                                         23,037,214
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  2.4%
              Abbey National Treasury Services PLC
      6,000   4.52%, 4/17/02                                              5,997,787
                                                                     --------------
                                                                          5,997,787
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  10.3%
              Abbey National Treasury Services PLC
      8,000   2.123%, 1/10/02(a)                                          7,996,910
              Canadian Imperial Bank of Commerce
      3,000   4.055%, 7/12/02                                             3,002,339
              Svenska Handelsbanken NY
      3,000   4.255%, 6/18/02                                             3,029,164
              Toronto Dominion
      5,000   1.77%, 1/30/02                                              4,999,391
              UBS AG
      7,000   4.25%, 5/16/02                                              7,000,000
                                                                     --------------
                                                                         26,027,804
-------------------------------------------------------------------------------------
Commercial Paper  47.8%
              Allianz of America Inc.
      2,000   2.00%, 1/29/02                                              1,996,889
              American General Finance Corp.
      7,500   1.72%, 1/2/02                                               7,499,642
              Aventis
      6,000   1.90%, 3/7/02                                               5,979,417

    See Notes to Financial Statements                                      5

       Special Money Market Fund, Inc.       Money Market Series
         Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              BAE Systems Holdings, Inc.
$     9,000   1.91%, 2/7/02                                          $    8,982,332
      3,955   1.90%, 2/12/02                                              3,946,233
              Barton Capital Corp.
      2,579   2.05%, 1/14/02                                              2,577,091
              Black Forest Corp.
      5,032   2.05%, 1/15/02                                              5,027,988
      7,526   2.00%, 1/17/02                                              7,519,310
              Brahms Funding Corp.
      2,000   1.92%, 2/1/02                                               1,996,693
              Danske Corp.
      2,980   2.05%, 1/14/02                                              2,977,794
      5,000   1.97%, 2/4/02                                               4,990,697
              Den Norske Bank ASA
      5,750   2.05%, 1/14/02                                              5,745,743
              Duke Energy Co.
      1,910   2.00%, 1/2/02                                               1,909,894
              Edison Asset Securitization LLC
      4,551   1.75%, 1/2/02                                               4,550,779
              Enterprise Funding Corp.
        537   1.85%, 3/18/02                                                534,903
              ING America Insurance Holdings, Inc.
      8,000   1.83%, 3/21/02                                              7,967,873
              Intrepid Funding Trust
      3,648   2.04%, 2/25/02                                              3,636,630
              Johnson Controls, Inc.
      1,000   2.25%, 1/2/02                                                 999,938
              Nyala Funding LLC
      5,000   1.84%, 1/25/02                                              4,993,867
              Old Line Funding Corp.
      1,020   2.04%, 1/24/02                                              1,018,671
              Prudential PLC
      6,000   1.85%, 2/20/02                                              5,984,583

    6                                      See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
         Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              Qwest Corp.
$     5,000   2.20%, 1/2/02                                          $    4,999,694
              Santander Central Hispano Finance Delaware, Inc.
      4,000   1.88%, 6/6/02                                               3,967,413
              Sheffield Receivables Corp.
      1,543   2.03%, 1/25/02                                              1,540,912
              Spintab Swedmortgage AB
      2,000   1.87%, 3/28/02                                              1,991,066
              Stadshypotek Delaware Inc.
      9,000   2.02%, 1/7/02                                               8,996,970
              Sweetwater Capital Corp.
      2,009   2.10%, 2/26/02                                              2,002,437
      1,146   1.83%, 3/27/02                                              1,141,048
              Thunder Bay Funding, Inc.
      1,054   1.86%, 3/15/02                                              1,050,025
              Triple A One Funding Corp.
      1,006   2.13%, 1/11/02                                              1,005,405
              Tyco International Group SA
      3,000   2.05%, 2/15/02                                              2,992,313
                                                                     --------------
                                                                        120,524,250
-------------------------------------------------------------------------------------
Other Corporate Obligations  29.6%
              Allstate Life Insurance Co.
      1,000   2.40%, 2/1/02(a)(c)                                         1,000,000
              American Express Centurion Bank
      1,000   2.081%, 1/7/02(a)                                           1,000,000
              Associates Corp. N.A.
      1,432   5.875%, 7/15/02                                             1,446,103
      2,000   6.50%, 7/15/02                                              2,025,938
      2,500   2.22%, 2/19/02(a)                                           2,501,068
      2,000   2.23%, 2/22/02                                              2,001,145
      2,000   7.50%, 4/15/02                                              2,015,719
              Bank One NA
      2,000   1.946%, 1/15/02(a)                                          2,000,030

    See Notes to Financial Statements                                      7

       Special Money Market Fund, Inc.       Money Market Series
         Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              BankAmerica Corp.
$     3,000   2.166%, 2/11/02                                        $    3,000,567
              Bishops Gate Residential Mortgage Trust
      1,000   2.264%, 1/2/02(a)                                           1,000,000
              Citicorp
      4,400   1.983%, 3/25/02(a)                                          4,402,335
              FleetBoston Financial Corp.
      4,000   2.37%, 2/1/02(a)                                            4,001,604
              General Electric Capital Assurance Co.
      1,000   2.013%, 1/22/02(a)(c)                                       1,000,000
              General Electric Capital Corp.
      4,773   7.00%, 3/1/02                                               4,797,756
      1,250   6.65%, 9/3/02                                               1,285,543
      3,000   6.70%, 10/1/02                                              3,095,997
      2,000   6.70%, 10/1/02                                              2,054,158
              Goldman Sachs Group L.P.
     11,000   2.02%, 3/15/02(a)                                          11,000,000
              Merrill Lynch & Co., Inc.
      2,250   2.51%, 2/8/02                                               2,250,895
      1,500   7.36%, 1/24/02(a)                                           1,539,088
              Morgan Stanley Group
      5,000   1.956%, 1/15/02(a)                                          5,000,000
      2,000   2.58%, 1/15/02(a)                                           2,000,745
              Providence of Ontario
      9,865   7.75%, 6/4/02                                              10,079,608
              US Bancorp.
      3,000   6.50%, 7/15/02                                              3,039,216
              Wells Fargo & Co.
      1,050   2.43%, 1/28/02(a)                                           1,050,443
                                                                     --------------
                                                                         74,587,958
              Total Investments  99.3%
               (amortized cost $250,175,013)(b)                         250,175,013
              Other assets in excess of liabilities  0.7%                 1,884,844
                                                                     --------------
              Net Assets  100%                                       $  252,059,857
                                                                     --------------
                                                                     --------------

    8                                      See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
         Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

(a) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(c) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $2,000,000. The aggregate value of $2,000,000 is approximately 0.8% of net assets.

The following abbreviations are used in portfolio descriptions:
AB--Aktiebolag (Swedish Company).
AG--Aktiengesellschaft (German Stock Company).
LLC--Limited Liability Company.
L.P.--Limited Partnership.
PLC--Public Limited Corporation.
SA--Societe Anonyme (French Corporation).

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2001 was as follows:

Banks................................................................    40.5%
Asset-Backed Securities..............................................    16.8
Bank Holding Companies-Domestic......................................    11.0
Security Brokers & Dealers...........................................     8.6
Insurance............................................................     7.1
Financial Services...................................................     4.5
Government Agencies..................................................     4.0
Diversified Manufacturing............................................     3.6
Telecommunications...................................................     2.4
Electrical Services..................................................     0.8
                                                                        -----
                                                                         99.3
Other assets in excess of liabilities................................     0.7
                                                                        -----
                                                                          100%
                                                                        -----
                                                                        -----

    See Notes to Financial Statements                                      9

       Special Money Market Fund, Inc.       Money Market Series
             Statement of Assets and Liabilities (Unaudited)

                                                                December 31, 2001
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
  value                                                           $   250,175,013
Cash                                                                        9,004
Receivable for Series shares sold                                       1,960,726
Interest receivable                                                     1,238,640
Prepaid expenses                                                            5,849
                                                                -----------------
      Total assets                                                    253,389,232
                                                                -----------------
LIABILITIES
Payable for Series shares reacquired                                    1,159,325
Management fee payable                                                    109,131
Accrued expenses                                                           49,525
Dividends payable                                                          11,166
Distribution fee payable                                                      228
                                                                -----------------
      Total liabilities                                                 1,329,375
                                                                -----------------
NET ASSETS                                                        $   252,059,857
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
      Common stock, $0.001 par value per share                    $       252,060
      Paid-in capital in excess of par                                251,807,797
                                                                -----------------
Net assets, December 31, 2001                                     $   252,059,857
                                                                -----------------
                                                                -----------------

    10                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                December 31, 2001
---------------------------------------------------------------------------------------
Class A:
   Net asset value, offering price and redemption price per
      share ($2,124,079 / 2,124,079 shares of common stock
      issued and outstanding)                                               $1.00
                                                                -----------------
                                                                -----------------
Class B/C:
   Net asset value, offering price and redemption price per
      share ($249,935,728 / 249,935,728 shares of common
      stock issued and outstanding)                                         $1.00
                                                                -----------------
                                                                -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share
      ($50 / 50 shares of common stock issued and
      outstanding)                                                          $1.00
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     11

       Special Money Market Fund, Inc.       Money Market Series
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                                December 31, 2001
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                    $ 4,603,043
                                                                -----------------
Expenses
   Management fee                                                      683,570
   Distribution fee                                                      1,258
   Transfer agent's fees and expenses                                  131,000
   Custodian's fees and expenses                                        47,000
   Registration fees                                                    29,000
   Reports to shareholders                                              25,000
   Audit fee                                                            13,000
   Legal fees and expenses                                              10,000
   Directors' fees                                                       5,000
   Insurance expense                                                     1,000
   Miscellaneous                                                         2,897
                                                                -----------------
      Total expenses                                                   948,725
                                                                -----------------
Net investment income                                                3,654,318
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                            29,846
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 3,684,164
                                                                -----------------
                                                                -----------------

    12                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months            Year
                                                      Ended              Ended
                                                December 31, 2001    June 30, 2001
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                          $   3,654,318      $  13,540,453
   Net realized gain on investment
      transactions                                       29,846             14,258
                                                -----------------    -------------
   Net increase in net assets resulting from
      operations                                      3,684,164         13,554,711
                                                -----------------    -------------
Dividends and distributions to shareholders
   (Note 1)                                          (3,684,164)       (13,554,711)
                                                -----------------    -------------
Fund share transactions (at $1 per share)
   Proceeds from shares sold                        120,241,865        635,210,763
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                     3,291,919         10,461,383
   Cost of shares reacquired                       (136,350,830)      (610,042,563)
                                                -----------------    -------------
   Net increase (decrease) in net assets from
      Series share transactions                     (12,817,046)        35,629,583
                                                -----------------    -------------
Total increase (decrease)                           (12,817,046)        35,629,583
NET ASSETS
Beginning of period                                 264,876,903        229,247,320
                                                -----------------    -------------
End of period                                     $ 252,059,857      $ 264,876,903
                                                -----------------    -------------
                                                -----------------    -------------

    See Notes to Financial Statements                                     13

       Special Money Market Fund, Inc.       Money Market Series
             Notes to Financial Statements (Unaudited)

      Special Money Market Fund, Inc. (formerly known as Prudential Special Money Market Fund, Inc.) (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company consisting of only the Money Market Series (the 'Series'). Investment operations of the Series commenced on January 22, 1990.

      The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests in a diversified portfolio of high quality money market securities maturing in 13 months or less. The ability of issuers of securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities').

      All securities are valued as of 4:15 p.m., New York time.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Fund declares daily dividends from net
investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

       Special Money Market Fund, Inc.       Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI' or 'Manager'). Pursuant to a subadvisory agreement between PI and Prudential Investment Management, Inc. ('PIM' or 'Subadviser'), PIM furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, PIM, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the average daily net assets of the Fund.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B/C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A shares, pursuant to a plan of distribution (the 'Class A Plan'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class B/C and Class Z shares of the Fund.

      Pursuant to the Class A Plan, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .125 of 1% of the average daily net assets of Class A for the six months ended December 31, 2001.

      PI, PIM and PIMS are indirect wholly owned subsidiaries of The Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent and during the six months ended December 31, 2001, the Fund incurred fees of approximately $117,400 for the services of PMFS. As of December 31, 2001, approximately $19,500 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Capital
The Series offers Class A, Class B/C and Class Z shares.

      The Fund has authorized two billion shares of beneficial interest at $.001 par value.
                                                                          15

       Special Money Market Fund, Inc.       Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.
      Transactions in shares of common stock (at $1 per share) were as follows:

                                                                          Shares and
Class A                                                                  Dollar Amount
-------------------------------------------------------------------     ---------------
Six months ended December 31, 2001:
Shares sold                                                             $       819,693
Shares issued in reinvestment of dividends and distributions                     25,018
Shares reacquired                                                              (401,204)
                                                                        ---------------
Net increase (decrease) in shares outstanding                           $       443,507
                                                                        ---------------
                                                                        ---------------
January 26, 2001(a) through June 30, 2001:
Shares sold                                                             $     2,022,028
Shares issued in reinvestment of dividends and distributions                      3,459
Shares reacquired                                                              (344,915)
                                                                        ---------------
Net increase (decrease) in shares outstanding                           $     1,680,572
                                                                        ---------------
                                                                        ---------------
Class B/C
-------------------------------------------------------------------
Six months ended December 31, 2001:
Shares sold                                                             $   119,422,172
Shares issued in reinvestment of dividends and distributions                  3,266,901
Shares reacquired                                                          (135,949,626)
                                                                        ---------------
Net increase (decrease) in shares outstanding                           $   (13,260,553)
                                                                        ---------------
                                                                        ---------------
Year ended June 30, 2001:
Shares sold                                                             $   633,188,685
Shares issued in reinvestment of dividends and distributions                 10,457,924
Shares reacquired                                                          (609,697,648)
                                                                        ---------------
Net increase (decrease) in shares outstanding                           $    33,948,961
                                                                        ---------------
                                                                        ---------------
Class Z
-------------------------------------------------------------------
Six months ended December 31, 2001:
Shares sold                                                             $            --
Shares issued in reinvestment of dividends and distributions                         --
Shares reacquired                                                                    --
                                                                        ---------------
Net increase (decrease) in shares outstanding                           $            --
                                                                        ---------------
                                                                        ---------------
January 26, 2001(a) through June 30, 2001:
Shares sold                                                             $            50
                                                                        ---------------
Net increase (decrease) in shares outstanding                           $            50
                                                                        ---------------
                                                                        ---------------

------------------------------
(a) Commencement of offering of Class A and Z shares.

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights (Unaudited)

                                                             Class A
                                            ------------------------------------------
                                               Six Months          January 26, 2001(b)
                                                  Ended                  Through
                                            December 31, 2001         June 30, 2001
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period             $  1.00                 $  1.00
Net investment income and net realized
  gains                                             .013                    .018
Dividends and distributions to
  shareholders                                     (.013)                  (.018)
                                                 -------                 -------
Net asset value, end of period                   $  1.00                 $  1.00
                                                 -------                 -------
                                                 -------                 -------
TOTAL RETURN(a):                                    1.35%                   1.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                  $ 2,124                 $ 1,681
Average net assets (000)                         $ 1,997                 $   276
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                           .82%(c)                 .83%(c)
   Expenses, excluding distribution and
      service (12b-1) fees                           .69%(c)                 .70%(c)
   Net investment income                            2.49%(c)                4.23%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Commencement of offering of Class A shares.
(c) Annualized.

    See Notes to Financial Statements                                     17

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                             Class B/C
                                                ------------------------------------
                                                   Six Months              Year
                                                      Ended                Ended
                                                December 31, 2001      June 30, 2001
------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $    1.00            $    1.00
Net investment income and net realized
  gains                                                  .014                 .054
Dividends and distributions to shareholders             (.014)               (.054)
                                                -----------------      -------------
Net asset value, end of period                      $    1.00            $    1.00
                                                -----------------      -------------
                                                -----------------      -------------
TOTAL RETURN(a):                                         1.42%                5.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $ 249,936            $ 263,196
Average net assets (000)                            $ 269,202            $ 252,744
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                                .69%(b)              .70%
   Expenses, excluding distribution and
      service (12b-1) fees                                .69%(b)              .70%
   Net investment income                                 2.67%(b)             5.36%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.

    18                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                      Class B/C
-----------------------------------------------------
                 Year Ended June 30,
-----------------------------------------------------
  2000         1999         1998         1997
-----------------------------------------------------
$   1.00     $   1.00     $   1.00     $   1.00
    .052         .047         .050         .049
   (.052)       (.047)       (.050)       (.049)
--------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------
--------     --------     --------     --------
    5.32%        4.80%        5.11%        4.96%
$229,247     $320,524     $214,480     $261,856
$308,237     $330,135     $239,047     $298,821
     .68%         .65%         .75%         .71%
     .68%         .65%         .75%         .71%
    5.17%        4.71%        5.05%        4.86%

    See Notes to Financial Statements                                     19

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                             Class Z
                                            ------------------------------------------
                                               Six Months          January 26, 2001(b)
                                                  Ended                  Through
                                            December 31, 2001         June 30, 2001
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period             $  1.00                 $  1.00
Net investment income and net realized
  gains                                             .010                    .001
Dividends and distributions to
  shareholders                                     (.010)                  (.001)
                                                 -------                 -------
Net asset value, end of period                   $  1.00                 $  1.00
                                                 -------                 -------
                                                 -------                 -------
TOTAL RETURN(a):                                    0.86%                   0.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                        $    50(d)              $    50(d)
Average net assets                               $    50(d)              $    50(d)
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                           .69%(e)                 .70%(c)
   Expenses, excluding distribution and
      service (12b-1) fees                           .69%(e)                 .70%(c)
   Net investment income                            3.97%(e)                2.43%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Commencement of offering of Class Z shares.
(c) Ratios presented above have been annualized from the date of the first subscription which occurred on June 7, 2001.
(d) Figure is actual and not rounded to nearest thousand.
(e) Annualized.

    20                                     See Notes to Financial Statements

                                                        ANNUAL REPORT
                                                        DECEMBER 31, 2001
            PRUDENTIAL
            SPECIAL MONEY MARKET FUND, INC.
--------------------------------------------------------------------------------
                                                        MANAGEMENT OF
                                                        THE FUND

Special Money Market Fund, Inc.  Money Market Series
                                       www.PruFN.com       (800) 225-1852
Management of the Fund (Unaudited)

      Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be 'interested persons' of the Fund as defined in the Investment Company Act of 1940, as amended (the Investment Company Act or the 1940 Act) are referred to as 'Independent Directors.' Directors who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Directors.' 'Fund Complex' consists of the Fund and any other investment companies managed by Prudential Investments LLC
      (PI).

       Independent Directors

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       Delayne Dedrick Gold (63)            Director               since 1989
                       Robert E. La Blanc (67)              Director               since 1996
                       Robin B. Smith (62)                  Director               since 1996
                       Stephen Stoneburn (58)               Director               since 1989
                       Nancy H. Teeters (71)                Director               since 1989
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                 Director
                       ------------------------------- ---------------------------------------------------------
                       Delayne Dedrick Gold (63)        Marketing Consultant.                           89

                       Robert E. La Blanc (67)          President (since 1981) of Robert E.             74
                                                        La Blanc Associates, Inc.
                                                        (telecommunications); formerly
                                                        General Partner at Salomon Brothers
                                                        and Vice-Chairman of Continental
                                                        Telecom; Trustee of Manhattan
                                                        College.

                       Robin B. Smith (62)              Chairman and Chief Executive Officer            69
                                                        (since August 1996) of Publishers
                                                        Clearing House (publishing), formerly
                                                        President and Chief Executive Officer
                                                        (January 1988-August 1996) of
                                                        Publishers Clearing House.

                       Stephen Stoneburn (58)           President and Chief Executive Officer           74
                                                        (since June 1996) of Quadrant Media
                                                        Corp. (a publishing company);
                                                        formerly President (June 1995-June
                                                        1996) of Argus Integrated Media,
                                                        Inc.; Senior Vice President and
                                                        Managing Director (January 1993-1995)
                                                        of Cowles Business Media and Senior
                                                        Vice President of Fairchild
                                                        Publications, Inc. (1975-1989).

                       Nancy H. Teeters (71)            Economist; formerly Vice President              72
                                                        and Chief Economist of International
                                                        Business Machines Corporation;
                                                        formerly Director of Inland Steel
                                                        Industries (July 1984-1999); formerly
                                                        Governor of the Federal Reserve
                                                        (September 1978-June 1984).

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       -------------------------------  -----------------------------
                       Delayne Dedrick Gold (63)                     --

                       Robert E. La Blanc (67)          Director of Storage
                                                        Technology Corporation
                                                        (technology) (since 1979),
                                                        Titan Corporation
                                                        (electronics) (since 1995),
                                                        Salient 3 Communications,
                                                        Inc. (technology) (since
                                                        1995) and Chartered
                                                        Semiconductor Ltd.
                                                        (Singapore) (since 1998);
                                                        Director (since 1999) of
                                                        First Financial Fund, Inc.
                                                        and (Director (since April
                                                        1999) of The High Yield Plus
                                                        Fund, Inc.

                       Robin B. Smith (62)              Director of BellSouth
                                                        Corporation (since 1992),
                                                        and Kmart Corporation
                                                        (retail) (since 1996).

                       Stephen Stoneburn (58)                        --

                       Nancy H. Teeters (71)                         --

    22                                                                    23

Special Money Market Fund, Inc.       Money Market Series
                                          www.PruFN.com    (800) 225-1852

Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       Clay T. Whitehead (63)               Director               since 1999
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                 Director
                       -------------------------------  ---------------------------------------------------------
                       Clay T. Whitehead (63)           President (since 1983) of National              91
                                                        Exchange Inc. (new business
                                                        development firm).

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       ------------------------------- --------------------------
                       Clay T. Whitehead (63)                        --


       Interested Directors

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       *Robert F. Gunia (55)                Director and           since 1996
                                                            Vice President

                       *David R. Odenath, Jr. (44)          Director and           since 1999
                                                            President
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                 Director
                       -------------------------------  --------------------------------------------------------
                       *Robert F. Gunia (55)            Executive Vice President and Chief              112
                                                        Administrative Officer (since June
                                                        1999) of PI; Executive Vice President
                                                        and Treasurer (since January 1996) of
                                                        PI; President (since April 1999) of
                                                        Prudential Investment Management
                                                        Services LLC (PIMS); Corporate Vice
                                                        President (since September 1997) of
                                                        The Prudential Insurance Company of
                                                        America (Prudential); formerly Senior
                                                        Vice President (March 1987-May 1999)
                                                        of Prudential Securities; formerly
                                                        Chief Administrative Officer (July
                                                        1989-
                                                        September 1996), Director (January
                                                        1989-September 1996) and Executive
                                                        Vice President, Treasurer and Chief
                                                        Financial Officer (June 1987-December
                                                        1996) of PMF; Vice President and
                                                        Director (since May 1992) of
                                                        Nicholas-Applegate Fund, Inc.

                       *David R. Odenath, Jr. (44)      President, Chief Executive Officer              115
                                                        and Chief Operating Officer (since
                                                        June 1999) of PI; Senior Vice
                                                        President (since June 1999) of
                                                        Prudential; formerly Senior Vice
                                                        President (August 1993-May 1999) of
                                                        PaineWebber Group, Inc.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       -------------------------------  -------------------------------
                       *Robert F. Gunia (55)            Vice President and Director
                                                        (since May 1989) of The Asia
                                                        Pacific Fund, Inc.

                       *David R. Odenath, Jr. (44)                   --


    24                                                                    25

Special Money Market Fund, Inc.       Money Market Series
                                       www.PruFN.com       (800) 225-1852

Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       *Judy A. Rice (54)                   Director and           since 2000
                                                            Vice President
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                 Director
                       -------------------------------  ----------------------------------------------------------
                       *Judy A. Rice (54)               Executive Vice President (since 1999)           111
                                                        of Prudential Investments; formerly
                                                        various positions to Senior Vice
                                                        President (1992-1999) of Prudential
                                                        Securities; and various positions to
                                                        Managing Director (1975-1992) of
                                                        Salomon Smith Barney; Member of Board
                                                        of Governors of the Money Management
                                                        Institute; Member of the Prudential
                                                        Securities Operating Council and a
                                                        Member of the Board of Directors for
                                                        the National Association for Variable
                                                        Annuities.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       -------------------------------      --------------------
                       *Judy A. Rice (54)                            --


      Information pertaining to the officers of the Fund is set forth below.

       Officers

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       Grace C. Torres (42)                 Treasurer and          since 1997
                                                            Principal
                                                            Financial and
                                                            Accounting
                                                            Officer

                       Jonathan D. Shain (43)               Secretary              since 2001

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       -------------------------------  -------------------------------------
                       Grace C. Torres (42)             Senior Vice President (since January
                                                        2000) of PI; formerly First Vice
                                                        President (December 1996-January
                                                        2000) of PIFM and First Vice
                                                        President (March 1993-1999) of
                                                        Prudential Securities.

                       Jonathan D. Shain (43)           Vice President and Corporate Counsel
                                                        (since August 1998) of Prudential;
                                                        formerly Attorney with Fleet Bank,
                                                        N.A. (January 1997-July 1988) and
                                                        Associate Counsel (August
                                                        1994-January 1997) of New York Life
                                                        Insurance Company.


    26                                                                    27

Special Money Market Fund, Inc.       Money Market Series
                                       www.PruFN.com       (800) 225-1852

Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       William V. Healey (48)               Assistant              since 2000
                                                            Secretary

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       -------------------------------  -------------------------------------
                       William V. Healey (48)           Vice President and Associate General
                                                        Counsel (since 1998) of Prudential;
                                                        Executive Vice President, Secretary
                                                        and Chief Legal Officer (since
                                                        February 1999) of PI; Senior Vice
                                                        President, Chief Legal Officer and
                                                        Secretary (since December 1998) of
                                                        PIMS; Executive Vice President, Chief
                                                        Legal Officer and Secretary (since
                                                        February 1999) of Prudential Mutual
                                                        Fund Services LLC; Director (since
                                                        June 1999) of ICI Mutual Insurance
                                                        Company; prior to August 1998,
                                                        Associate General Counsel of the
                                                        Dreyfus Corporation (Dreyfus), a
                                                        subsidiary of Mellon Bank, N.A.
                                                        (Mellon Bank), and an officer and/or
                                                        director of various affiliates of
                                                        Mellon Bank and Dreyfus.

------------------

    * 'Interested' Director, as defined in the 1940 Act, by reason of affiliation with the Manager (as defined below), the Subadviser (as defined below) or the
      Distributor (as defined below).
   ** Unless otherwise noted, the address of the Directors and Officers is c/o:
      Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, 9th Floor,
      Newark, New Jersey 07102-4077.
  *** There is no set term of office for Directors and Officers. The Independent
      Directors have adopted a retirement policy, which calls for the retirement of
      Directors on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Director and/or Officer.
 **** This column includes only directorships of companies required to register, or file reports with the SEC under the Securities Exchange Act of 1934 (i.e.,
      'public companies') or other investment companies registered under the 1940 Act.

Additional information about the Fund's Directors is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)

    28                                                                    29

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
(732) 482-7555 (calling from outside the U.S.)

Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr, President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
William V. Healey, Assistant Treasurer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment
  Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Fund Symbols     Nasdaq      CUSIP
     Class A      N/A      84741P102
     Class B/C   PBSXX     84741P201
     Class Z      N/A      84741P300

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of December 31, 2001, were not audited and, accordingly, no opinion is expressed on them.

Visit our websites at:
www.PruFN.com
www.strategicpartners.com

(Logo) Prudential Financial

Fund Symbols     Nasdaq      CUSIP
Class A          N/A       84741P102
Class B/C        PBSXX     84741P201
Class Z          N/A       84741P300
MF141E2       IFS-A068749